Expense Example - LGM Risk Managed Total Return Fund - LGM Risk Managed Total Return Fund Institutional Class	Sep. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 828
Expense Example, with Redemption, 3 Years	1,351
Expense Example, with Redemption, 5 Years	1,899
Expense Example, with Redemption, 10 Years	$ 3,387